NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended						6 Months Ended		12 Months Ended
	Dec. 07, 2020	May 12, 2020	Mar. 06, 2020	Nov. 15, 2020	Jun. 05, 2020	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 25, 2022	May 18, 2022	Mar. 06, 2022	Jan. 06, 2022	May 31, 2021	Mar. 31, 2021	Apr. 07, 2020	Apr. 06, 2020	Jan. 30, 2020	Aug. 08, 2019	Mar. 08, 2017
Proceed Received From Commercial Bank		$ 41,665
Interest expenses for related party notes												$ 59,507	$ 24,904	$ 85,397	$ 98,313
Insurance premiums																$ 349,455
Loan Payment, Description		The loan requires interest at 1% and 18 monthly payments of principal and interest beginning December 5, 2020
Gain on extinguishment of debt	$ 42,000					$ 1,109,105	$ 0	$ 0	$ 0	$ 0		245,105	0	0	224,166
Initial down payment																74,866
Remaining amount																$ 274,559
Annual interest rate																4.37%
Monthly payments																$ 31,068
Insurance expense related to prepaid insurance												33,942	33,942
Accrued Interest	$ 242					365,561	252,110			134,444		365,561		252,110	134,444
Unamortized discount						0	1,291,882			0		0		1,291,882	0
Interest Expense						1,111,671	$ 227,475		146,028	$ 41,622		2,138,142	171,906	$ 1,420,063	$ 141,512
Outstanding Warrants							48,106			48,106				48,106	48,106										48,106
Note Payable Conversion Price Per Share																		$ 6		$ 9	$ 9	$ 4.9	$ 3.326	$ 9.978		$ 9.978
Convertible Notes Payable						0	$ 3,048,781			$ 0		0		$ 3,048,781	$ 0
Convertible Notes Payable												3,912,781	0
Amortization expenses, beneficial conversion feature												$ 465,635	465,635
Convertible Notes, Conversion Price																			$ 7.755
Convertible debt, conversion, principal amount																	$ 3,048,781									$ 74,672
Notes Payable with Warrants
Accrued Interest							83,953			40,739				83,953	$ 40,739
Note payable due date												September 2014
Notes Payable with Detached Free-standing Warrants						$ 5,000	$ 5,000					$ 5,000		$ 5,000
Interest rate						10.00%	5.00%					10.00%		5.00%
Common Stock Shares Issued															200,667
Purchase Price															$ 320,858
Convertible Notes Payable															280,119
Non-Convertible Notes Payable Two [Member]
Interest Expense												$ 248,421	31,614	$ 98,647	17,415
Interest rate												0.00%		0.00%
Convertible debt, conversion, principal amount						$ 9,183				11,810		$ 9,183			11,810
Outstanding Note Payable							$ 11,810							$ 11,810
Non-convertible Notes Payable
Accrued Interest										232,698					232,698
Interest rate							5.00%							5.00%
Purchase Price															549,311
Convertible Notes Payable															$ 316,613
Common Stock Shares Issued															114,333
Common Stock Purchase Plans [Member]
Accrued Interest							$ 61,875			52,119				$ 61,875	$ 52,119
Interest rate							30.00%							30.00%
Purchase Price															143,119
Convertible Notes Payable															$ 91,000
Common Stock Shares Issued															52,333
Common Stock Purchase Plans [Member] | Six Related Parties [Member]
Gain on extinguishment of debt											$ 103,000				$ 14,000
Accrued Interest						114,108	$ 163,059		$ 45,388	63,623	82,797	114,108	45,388	$ 163,059	63,623
Convertible notes payable principal										3,938	$ 83,953				$ 3,938
unamortized beneficial conversion						183,048	297,155					183,048		297,155
Common Stock Shares Exchanged											16,712				20,313
Reduction In Related Party Non - Convertible Notes Payable										67,561	$ 166,750				$ 67,561
Related Party Notes Payable [Member]
Unamortized discount						217,112	$ 351,425					217,112		351,425
Interest Expense												134,313	55,413	$ 190,283
Outstanding Warrants							1,000,000							1,000,000
Convertible notes payable principal						11,810	$ 11,810			83,953		11,810		$ 11,810	83,953
Convertible Notes Payable					$ 70,000		$ 56,683			56,683				$ 56,683	56,683
Default interest rate					10.00%		12.00%							12.00%
Purchase price of shares issued						12	$ 12					12		$ 12
Convertible Notes Payable With Detached Free-standing Warrants						1,000,000	1,000,000					1,000,000		1,000,000
Notes Payable with Detached Free-standing Warrants						$ 1,000,000	1,000,000			0		1,000,000		1,000,000	0
unamortized beneficial conversion feature												180,015		291,343
Beneficial conversion feature debt discount												448,999		448,999
Fair market value of warrants												541,707	541,707	541,707	0
Amortization expenses, beneficial conversion feature												$ 111,328	46,155	157,657
Non-Related Party Notes Payable [Member]
Unamortized discount							648,580			0				648,580	0
Note Payable Conversion Price Per Share						$ 6						$ 6
Note payable due date			March 6, 2022
Convertible notes payable principal							$ 11,810			79,183				$ 11,810	79,183
Default interest rate						12.00%	12.00%					12.00%		12.00%
Purchase price of shares issued						$ 9	$ 9					$ 9		$ 9
shares of common stock						47,500						47,500
Convertible Notes Payable with Detached Free-standing Warrants						1,005,000	1,005,000					1,005,000		1,005,000
Convertible Notes Payable With Detached Free-standing Warrants						$ 1,005,000	1,005,000			0		$ 1,005,000		1,005,000	0
Notes Payable with Detached Free-standing Warrants							$ 5,000			5,000				$ 5,000	5,000
Non-Related Party Notes Payable [Member] | Minimum [Member]
Note Payable Conversion Price Per Share							$ 6.00							$ 6.00
Note payable due date														Sep. 21, 2013
Interest rate														5.00%
Non-Related Party Notes Payable [Member] | Maximum [Member]
Note Payable Conversion Price Per Share							$ 32.29							$ 32.29
Note payable due date														March 6, 2020
Interest rate														12.00%
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member]
Note Payable Conversion Price Per Share						$ 9						$ 9
Note payable due date												May 2022 through May 2023
Interest rate												5.00%		10.00%
Convertible notes payable principal						$ 17,500	$ 17,500			42,500		$ 17,500		$ 17,500	42,500
Convertible Notes Payable							5,000			5,000				$ 5,000	5,000
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member] | Minimum [Member]
Note payable due date												December 2013		12/25/2013
Interest rate												5.00%		5.00%
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member] | Maximum [Member]
Note payable due date														6/06/2022
Interest rate														10.00%
Related Party Convertible Notes Payable [Member]
Gain on extinguishment of debt											11,697				61,875
Accrued Interest				$ 1,551,514							$ 22,500
Unamortized discount						$ 217,587	$ 354,205			354,205		$ 217,587		$ 354,205	$ 354,205
Interest Expense					$ 7,689
Outstanding Warrants						166,667	166,667					166,667		166,667
Interest rate					10.00%						5.00%				1.00%
Convertible notes payable principal					$ 1,485,189
Convertible Notes Payable					70,000					25,000	$ 25,000				$ 25,000
Beneficial conversion feature debt discount					$ 1,407,675							$ 460,215		$ 460,215
Fair market value of warrants												0		551,001	0
Amortization expenses, beneficial conversion feature												$ 136,629	$ 6,242	$ 196,796
Stock issued during the period				1,034,343								167,500		167,500
Convertible Non-related Party Note Payable										$ 25,000	$ 47,500				$ 25,000
Convertible Notes, Conversion Price					$ 1.50						$ 6
Non-Related Party Notes Payables [Member] | Non-Convertible Notes Payable [Member] | Maximum [Member]
Note payable due date												June 2022
Interest rate												10.00%